UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC S&S INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/13

Item 1. Schedule of Investments

GE S&S Income Fund

Schedule of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

Bonds and Notes—97.4% †		Principal Amount	Fair Value
U.S. Treasuries—24.2%
U.S. Treasury Bonds
2.75%	11/15/42	$52,899	$49,031
3.00%	05/15/42	90,457	88,563	(g)
U.S. Treasury Notes
0.20%	07/31/14	83,797	83,709	(c,g)
0.22%	10/31/14 - 12/31/14	204,476	204,496	(c,g)
0.53%	01/31/17	2,945	2,984	(c)
0.54%	02/28/17	179,842	182,146	(c,g)
0.67%	09/30/17	48,301	48,207	(c,g)
0.74%	01/31/18	28,470	28,654	(c)
1.63%	11/15/22	5,987	5,881
			693,671
Agency Mortgage Backed—28.6%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	16,223	16,885
4.50%	06/01/33 - 02/01/35	328	352	(g)
5.00%	07/01/35 - 06/01/41	15,122	16,886	(g)
5.50%	05/01/20 - 04/01/39	6,268	6,929	(g)
6.00%	04/01/17 - 11/01/37	10,795	12,087	(g)
6.50%	07/01/29	38	42	(g)
7.00%	10/01/16 - 08/01/36	1,420	1,653	(g)
7.50%	01/01/28 - 09/01/33	73	81	(g)
8.00%	11/01/30	9	11	(g)
8.50%	04/01/30	16	20	(g)
9.00%	05/01/16 - 11/01/16	58	63	(g)
Federal National Mortgage Assoc.
0.20%	12/01/14	1	1	(g)
0.77%	02/01/14	2	2	(g)
2.72%	04/01/37	21	22	(h)
4.00%	05/01/19 - 12/01/41	40,856	43,593	(g)
4.50%	05/01/18 - 04/01/41	106,321	114,659	(g)
5.00%	07/01/20 - 06/01/41	29,050	32,460	(g)
5.50%	01/01/14 - 01/01/39	43,543	47,845	(g)
6.00%	02/01/14 - 08/01/35	16,122	18,123	(g)
6.50%	01/01/14 - 08/01/36	2,777	3,118	(g)
7.00%	10/01/16 - 02/01/34	297	328	(g)
7.50%	09/01/14 - 03/01/34	1,058	1,223	(g)
8.00%	11/01/14 - 01/01/33	361	415	(g)
8.50%	04/01/30	53	66	(g)
9.00%	08/01/14 - 12/01/22	371	414	(g)
3.00%	TBA	114,930	118,540	(b)
3.50%	TBA	97,530	103,028	(b)
4.00%	TBA	6,455	6,882	(b)
4.50%	TBA	17,920	19,306	(b)
5.00%	TBA	30,277	32,764	(b)
6.00%	TBA	60,020	65,741	(b)
6.50%	TBA	6,768	7,525	(b)

Government National Mortgage Assoc.
0.22%	01/15/24 - 04/15/28	15	16	(g)
0.38%	04/15/24	10	12	(g)
0.79%	11/15/19	18	21	(g)
0.87%	01/20/24	2	3	(g,h)
1.63%	11/20/21 - 10/20/25	16	17	(g,h)
1.75%	05/20/21 - 09/20/24	15	16	(g,h)
4.50%	08/15/33 - 03/20/41	22,806	25,209	(g)
5.00%	08/15/33	879	957	(g)
6.00%	04/15/27 - 09/15/36	2,314	2,642	(g)
6.50%	04/15/19 - 09/15/36	2,327	2,652	(g)
7.00%	03/15/26 - 10/15/36	1,101	1,287	(g)
7.50%	11/15/22 - 11/15/31	382	419	(g)
8.00%	11/15/29 - 06/15/30	5	6	(g)
8.50%	10/15/17	187	199	(g)
9.00%	11/15/16 - 12/15/21	598	650	(g)
0.53%	TBA	29,442	32,018	(b)
3.00%	TBA	23,555	24,622	(b)
3.50%	TBA	8,535	9,126	(b)
4.00%	TBA	43,345	47,063	(b)
5.50%	TBA	1,900	2,080	(b)
			820,079
Agency Collateralized Mortgage Obligations—1.1%
Collateralized Mortgage Obligation Trust
0.89%	11/01/18	86	82	(c,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	12,098	104	(f,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	15,295	1,272	(f,k)
3.87%	04/15/20	57	61	(g)
4.50%	02/15/18 - 03/15/18	863	42	(f,g,k)
5.00%	05/15/17 - 02/15/38	1,523	82	(f,g,k)
5.50%	06/15/33	1,034	146	(f,g,k)
6.40%	08/15/25	6,324	813	(f,h)
7.50%	07/15/27	31	5	(f,g,k)
Federal Home Loan Mortgage Corp. STRIPS
3.34%	08/01/27	22	19	(c,e,g)
8.00%	02/01/23 - 07/01/24	80	16	(f,g,k)
Federal National Mortgage Assoc. REMIC
1.24%	12/25/42	1,893	51	(f,g)
3.50%	08/25/42 - 10/15/42	56,461	7,738	(f,k)
3.87%	12/25/22	84	75	(c,e,g)
4.00%	03/25/43	8,689	1,152	(f,k)
4.50%	05/25/18	4	—	**(f,g,k)
5.00%	08/25/17 - 09/25/40	11,526	1,234	(f,g,k)
5.80%	07/25/38	2,787	343	(f,h)
5.85%	11/25/40	32,022	6,146	(f,h)
7.30%	05/25/18	395	43	(f,g,h)
29.47%	05/25/22	—	3	**(f,g)
Federal National Mortgage Assoc. STRIPS
0.67%	01/01/18	9	1	(f,g)
1.38%	03/01/17	24	3	(f,g)
1.38%	12/01/34	1,161	1,107	(c,e,g)
4.50%	08/01/35 - 01/01/36	3,010	359	(f,g,k)
5.00%	03/25/38 - 05/25/38	1,784	225	(f,k)
5.50%	12/01/33	381	43	(f,g,k)
6.00%	01/01/35	1,402	239	(f,g,k)

7.50%	11/01/23	355	67	(f,g,k)
8.00%	08/01/23 - 07/01/24	168	35	(f,g,k)
8.50%	07/25/22	133	21	(f,g,k)
9.00%	05/25/22	82	14	(f,g,k)
24.25%	04/01/17	55	6	(f,g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	18,457	1,943	(f,k)
5.00%	12/20/35 - 09/20/38	14,553	1,257	(f,k)
5.95%	05/20/40	10,028	1,628	(f,h)
5.97%	05/20/40	17,778	2,993	(f,h)
6.40%	12/20/39	17,193	2,520	(f,h)
			31,888
Asset Backed—0.4%
Capital One Multi-Asset Execution Trust
0.80%	01/15/19	1,000	991	(c,h)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	1,673	1,719
Countrywide Asset-Backed Certificates
0.87%	05/25/36	513	511	(c,h)
Ford Credit Auto Lease Trust
1.28%	06/15/16	1,250	1,250
Hertz Vehicle Financing LLC
2.60%	02/25/15	2,000	2,029	(a,g)
5.02%	02/25/15	3,800	3,906	(a)
Irwin Home Equity Corp.
29.47%	02/25/36	297	175	(c,g,h)
			10,581
Corporate Notes—35.4%
ABB Finance USA Inc.
1.63%	05/08/17	3,213	3,258	(g)
AbbVie Inc.
1.20%	11/06/15	4,423	4,457	(a)
1.75%	11/06/17	2,949	2,985	(a)
2.00%	11/06/18	3,295	3,334	(a)
2.90%	11/06/22	1,688	1,690	(a)
AES Corp.
8.00%	10/15/17	2,771	3,259	(g)
AES Panama S.A.
6.35%	12/21/16	2,181	2,399	(a,g)
Aetna Inc.
1.50%	11/15/17	2,710	2,717
Agilent Technologies Inc.
5.50%	09/14/15	2,995	3,310	(g)
Agrium Inc.
3.15%	10/01/22	2,358	2,272
Alliance One International Inc.
10.00%	07/15/16	6,566	6,935
Amazon.com Inc.
1.20%	11/29/17	2,946	2,931
2.50%	11/29/22	3,296	3,208
America Movil SAB de C.V.
2.38%	09/08/16	8,368	8,608
American Axle & Manufacturing Inc.
6.25%	03/15/21	1,285	1,317
American Express Credit Corp.
1.75%	06/12/15	2,013	2,057

American Honda Finance Corp.
1.60%	02/16/18	3,218	3,257	(a)
American International Group Inc.
4.88%	06/01/22	4,492	5,082
American Tower Corp. (REIT)
3.50%	01/31/23	2,456	2,436
American Tower Trust I (REIT)
1.55%	03/15/43	5,061	5,081	(a)
Amgen Inc.
5.38%	05/15/43	3,059	3,403	(g)
Amsted Industries Inc.
8.13%	03/15/18	1,721	1,850	(a,g)
Anadarko Petroleum Corp.
6.20%	03/15/40	2,808	3,404
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	4,629	4,576
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	2,927	2,877
5.38%	11/15/14	2,135	2,294	(g)
Archer-Daniels-Midland Co.
4.02%	04/16/43	1,720	1,646
Arizona Public Service Co.
6.25%	08/01/16	2,339	2,735	(g)
Ashland Inc.
3.00%	03/15/16	3,214	3,262	(a)
3.88%	04/15/18	3,051	3,089	(a)
AT&T Inc.
0.77%	02/13/15	2,962	2,968	(c,g)
2.95%	05/15/16	4,148	4,388	(g)
4.35%	06/15/45	5,733	5,330	(a)
5.55%	08/15/41	898	990	(g)
Autodesk Inc.
1.95%	12/15/17	3,175	3,145
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	900	900	(a)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	700	717	(a)
Banco Latinoamericano de Comercio Exterior S.A.
3.75%	04/04/17	2,750	2,834	(a)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	150	159	(a)
Bank of America Corp.
2.00%	01/11/18	4,359	4,338
3.30%	01/11/23	5,976	5,893
3.88%	03/22/17	3,376	3,632
5.75%	12/01/17	4,460	5,159
Barclays Bank PLC
2.25%	05/10/17	7,959	8,299	(a)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	3,061	3,122
3.00%	05/15/22	2,406	2,452
Berkshire Hathaway Inc.
1.55%	02/09/18	3,373	3,415
4.50%	02/11/43	3,373	3,401
BG Energy Capital PLC
4.00%	12/09/20	1,377	1,510	(a)
Bombardier Inc.
4.25%	01/15/16	1,936	2,009	(a)

5.75%	03/15/22	336	345	(a,g)
7.75%	03/15/20	2,094	2,408	(a,g)
BP Capital Markets PLC
2.25%	11/01/16	1,193	1,241
2.50%	11/06/22	7,087	6,898
Caixa Economica Federal
2.38%	11/06/17	3,250	3,157
Calpine Corp.
7.25%	10/15/17	3,156	3,345	(a,g)
Cardinal Health Inc.
1.70%	03/15/18	2,356	2,349
4.60%	03/15/43	1,178	1,155
Cargill Inc.
6.00%	11/27/17	1,749	2,084	(a,g)
Carnival Corp.
1.20%	02/05/16	3,366	3,370
Case New Holland Inc.
7.88%	12/01/17	1,598	1,870
Caterpillar Financial Services Corp.
1.25%	11/06/17	2,058	2,062
Caterpillar Inc.
1.50%	06/26/17	3,498	3,551
Catholic Health Initiatives
2.95%	11/01/22	1,611	1,627
4.35%	11/01/42	1,029	1,037
CCO Holdings LLC
8.13%	04/30/20	2,729	3,050
Cedar Fair LP
5.25%	03/15/21	1,284	1,276	(a)
Central American Bank for Economic Integration
5.38%	09/24/14	2,780	2,940	(a,g)
Chesapeake Energy Corp.
3.25%	03/15/16	1,928	1,950
Cigna Corp.
2.75%	11/15/16	2,913	3,075
4.00%	02/15/22	4,626	4,997
5.38%	02/15/42	1,814	2,051
Cincinnati Bell Inc.
8.25%	10/15/17	2,807	2,975
Citigroup Inc.
1.25%	01/15/16	3,215	3,211
4.05%	07/30/22	4,608	4,760
5.00%	09/15/14	5,373	5,642	(g)
6.13%	08/25/36	2,674	3,058
CityCenter Holdings LLC
7.63%	01/15/16	3,521	3,781
Clearwater Paper Corp.
4.50%	02/01/23	748	733	(a)
CNA Financial Corp.
5.88%	08/15/20	2,898	3,412
CNH Capital LLC
3.88%	11/01/15	1,928	1,976
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	600	664	(a)
Columbus International Inc.
11.50%	11/20/14	600	669	(a)
Comcast Corp.
2.85%	01/15/23	3,055	3,045

4.25%	01/15/33	1,608	1,619
4.50%	01/15/43	2,123	2,133
Comision Federal de Electricidad
4.88%	05/26/21	600	667	(a)
Commonwealth Bank of Australia
0.79%	01/15/16	4,706	4,701	(a,c)
ConAgra Foods Inc.
1.90%	01/25/18	3,307	3,340
Constellation Brands Inc.
7.25%	09/01/16	3,211	3,644
Corp Andina de Fomento
4.38%	06/15/22	2,931	3,182
Corp Nacional del Cobre de Chile
4.25%	07/17/42	1,432	1,315	(a)
5.63%	09/21/35	554	619	(a,g)
COX Communications Inc.
3.25%	12/15/22	1,355	1,377	(a)
4.70%	12/15/42	737	725	(a)
Credit Suisse AG
2.60%	05/27/16	3,681	3,880	(a)
Crown Castle Towers LLC
6.11%	01/15/40	1,361	1,665	(a,g)
CSX Corp.
4.25%	06/01/21	2,934	3,300
Daimler Finance North America LLC
1.88%	01/11/18	3,163	3,188	(a)
DaVita HealthCare Partners Inc.
5.75%	08/15/22	1,087	1,129
6.38%	11/01/18	2,660	2,830	(g)
DCP Midstream Operating LP
2.50%	12/01/17	1,615	1,640
3.88%	03/15/23	5,062	5,089
DDR Corp. (REIT)
4.63%	07/15/22	3,726	4,030
Delphi Corp.
5.00%	02/15/23	1,286	1,360
Denbury Resources Inc.
4.63%	07/15/23	6,717	6,482
6.38%	08/15/21	2,251	2,454	(g)
8.25%	02/15/20	1,663	1,863	(g)
DENTSPLY International Inc.
2.75%	08/15/16	2,698	2,802	(g)
4.13%	08/15/21	2,793	2,964
Development Bank of Kazakhstan JSC
4.13%	12/10/22	800	774	(a)
Diageo Capital PLC
1.50%	05/11/17	4,082	4,138
Diageo Investment Corp.
2.88%	05/11/22	5,105	5,161
DigitalGlobe Inc.
5.25%	02/01/21	3,218	3,198	(a)
DIRECTV Holdings LLC
4.75%	10/01/14	2,820	2,983	(g)
5.15%	03/15/42	3,054	2,951
Discovery Communications LLC
3.25%	04/01/23	1,687	1,712
4.88%	04/01/43	844	863
4.95%	05/15/42	1,010	1,038

Dominion Resources Inc.
1.95%	08/15/16	2,101	2,167
DPL Inc.
7.25%	10/15/21	967	1,025
DR Horton Inc.
4.38%	09/15/22	2,209	2,170
Duke Energy Corp.
1.63%	08/15/17	2,920	2,946
3.05%	08/15/22	6,892	7,016	(g)
Eastman Chemical Co.
2.40%	06/01/17	7,440	7,723	(g)
3.60%	08/15/22	1,684	1,749
eBay Inc.
1.35%	07/15/17	2,028	2,050
2.60%	07/15/22	2,199	2,197
4.00%	07/15/42	1,738	1,595
Ecopetrol S.A.
7.63%	07/23/19	1,108	1,388
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	534	595	(a)
Empresa Nacional del Petroleo
4.75%	12/06/21	350	361	(a)
Energy Transfer Equity LP
7.50%	10/15/20	1,990	2,293	(g)
Energy Transfer Partners LP
3.60%	02/01/23	5,567	5,540
6.50%	02/01/42	2,729	3,118	(g)
Enterprise Products Operating LLC
4.45%	02/15/43	1,613	1,551
Equinix Inc.
4.88%	04/01/20	751	757
5.38%	04/01/23	751	760
Eskom Holdings SOC Ltd.
5.75%	01/26/21	1,000	1,082	(a,g)
European Investment Bank
0.38%	12/15/14	4,510	4,548	(c,g)
4.88%	01/17/17	6,925	7,969	(g)
Exelon Corp.
4.90%	06/15/15	3,716	4,022	(g)
Export Credit Bank of Turkey
5.38%	11/04/16	800	859	(a)
Express Scripts Holding Co.
2.65%	02/15/17	6,978	7,309
3.13%	05/15/16	5,564	5,878	(g)
Flextronics International Ltd.
4.63%	02/15/20	1,285	1,298	(a)
Florida Power & Light Co.
4.13%	02/01/42	1,675	1,708
Ford Motor Co.
4.75%	01/15/43	1,350	1,256
Ford Motor Credit Company LLC
3.00%	06/12/17	4,957	5,084
Forest Oil Corp.
7.25%	06/15/19	2,660	2,660	(g)
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	4,803	4,823	(a)
5.45%	03/15/43	3,363	3,324	(a)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	2,481	2,735	(a)

Frontier Communications Corp.
7.13%	03/15/19	2,617	2,826	(g)
Gas Natural de Lima y Callao S.A.
4.38%	04/01/23	1,100	1,097	(a)
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	3,261	3,632	(a)
Genworth Financial Inc.
7.70%	06/15/20	1,519	1,799
Georgian Railway JSC
7.75%	07/11/22	400	457	(a)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	720	765	(a,i)
Goldman Sachs Capital I
6.35%	02/15/34	1,532	1,596
Great Plains Energy Inc.
4.85%	06/01/21	2,966	3,313
GTL Trade Finance Inc.
7.25%	10/20/17	2,925	3,340
GXS Worldwide Inc.
9.75%	06/15/15	2,247	2,331
Hanesbrands Inc.
6.38%	12/15/20	2,526	2,750	(g)
Hartford Financial Services Group Inc.
6.63%	03/30/40	2,131	2,724
Hawk Acquisition Sub Inc.
4.25%	10/15/20	1,926	1,928	(a)
HCA Inc.
6.50%	02/15/20	2,218	2,502
Heineken N.V.
1.40%	10/01/17	2,949	2,936	(a)
Hewlett-Packard Co.
2.60%	09/15/17	3,278	3,303
6.00%	09/15/41	883	899
Hexion US Finance Corp.
6.63%	04/15/20	3,863	3,873	(a)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	4,213	4,229
Hughes Satellite Systems Corp.
6.50%	06/15/19	2,756	3,025
Huntsman International LLC
4.88%	11/15/20	1,927	1,941	(a)
Hyundai Capital America
1.63%	10/02/15	2,930	2,950	(a)
2.13%	10/02/17	1,488	1,500	(a)
iGATE Corp.
9.00%	05/01/16	3,215	3,500
Imperial Tobacco Finance PLC
2.05%	02/11/18	4,412	4,440	(a)
3.50%	02/11/23	3,634	3,666	(a)
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	3,000	3,071
ING US Inc.
2.90%	02/15/18	2,701	2,740	(a)
Ingles Markets Inc.
8.88%	05/15/17	3,443	3,611	(g)
Instituto Costarricense de Electricidad
6.95%	11/10/21	800	911	(a)

Intel Corp.
1.35%	12/15/17	2,948	2,958
2.70%	12/15/22	3,748	3,713
4.25%	12/15/42	1,474	1,440
Intergas Finance BV
6.38%	05/14/17	300	336	(a)
Invesco Finance PLC
3.13%	11/30/22	4,673	4,769
Jabil Circuit Inc.
4.70%	09/15/22	1,367	1,362
Jefferies Group Inc.
5.13%	01/20/23	1,378	1,459
6.50%	01/20/43	1,123	1,197
John Deere Capital Corp.
3.15%	10/15/21	2,681	2,827	(g)
JPMorgan Chase & Co.
3.20%	01/25/23	10,114	10,098
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	600	701	(a,g)
KazMunayGas National Company JSC
9.13%	07/02/18	500	630	(a)
KFW
2.00%	10/04/22	9,825	9,683
4.50%	07/16/18	2,938	3,446	(g)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	2,356	2,388
5.00%	08/15/42	835	846
Kinross Gold Corp.
6.88%	09/01/41	1,979	2,040
Korea National Oil Corp.
2.88%	11/09/15	3,961	4,118	(a,g)
3.13%	04/03/17	3,058	3,219	(a)
Kraft Foods Group Inc.
1.63%	06/04/15	2,972	3,018
2.25%	06/05/17	3,059	3,173
5.00%	06/04/42	2,600	2,788
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	5,599	6,159
Lear Corp.
4.75%	01/15/23	3,214	3,134	(a)
Levi Strauss & Co.
7.63%	05/15/20	2,633	2,896
Liberty Mutual Group Inc.
6.50%	05/01/42	1,481	1,688	(a)
Linn Energy LLC
6.25%	11/01/19	336	344	(a)
8.63%	04/15/20	2,192	2,417
Listrindo Capital BV
6.95%	02/21/19	700	769	(a)
LyondellBasell Industries N.V.
5.00%	04/15/19	1,350	1,525
Majapahit Holding BV
7.25%	06/28/17	3,100	3,596	(a)
7.75%	10/17/16	2,675	3,103	(a)
Marathon Oil Corp.
2.80%	11/01/22	3,374	3,294
McDonald’s Corp.
1.88%	05/29/19	3,059	3,116

Medtronic Inc.
1.38%	04/01/18	3,388	3,388
4.00%	04/01/43	3,388	3,296
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325	1,275
MetroPCS Wireless Inc.
6.25%	04/01/21	1,946	1,980	(a)
Mexichem SAB de C.V.
4.88%	09/19/22	700	742	(a)
6.75%	09/19/42	700	776	(a)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	3,165	3,934	(g)
Morgan Stanley
3.75%	02/25/23	3,694	3,734
4.75%	03/22/17	2,159	2,381
4.88%	11/01/22	4,416	4,681
5.50%	07/28/21	2,906	3,331
Murphy Oil Corp.
2.50%	12/01/17	1,614	1,621
3.70%	12/01/22	2,946	2,862
Mylan Inc.
7.88%	07/15/20	2,928	3,417	(a,g)
National Agricultural Cooperative Federation
4.25%	01/28/16	1,723	1,842	(a)
National Australia Bank Ltd.
3.00%	01/20/23	4,726	4,686
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100	103
NCL Corp Ltd.
5.00%	02/15/18	1,788	1,822	(a)
Newfield Exploration Co.
5.63%	07/01/24	2,566	2,649
5.75%	01/30/22	2,660	2,846
News America Inc.
6.65%	11/15/37	1,509	1,864
Nexen Inc.
6.40%	05/15/37	3,855	4,980
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	5,770	5,990
Nisource Finance Corp.
3.85%	02/15/23	2,559	2,640
Nomura Holdings Inc.
2.00%	09/13/16	5,061	5,049
Novartis Capital Corp.
2.40%	09/21/22	3,517	3,497
NYSE Euronext
2.00%	10/05/17	4,423	4,522
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	1,550	1,705	(a)
Oglethorpe Power Corp.
5.38%	11/01/40	1,061	1,214
Omnicom Group Inc.
3.63%	05/01/22	4,044	4,134
Oracle Corp.
1.20%	10/15/17	7,355	7,363
Pacific Gas & Electric Co.
6.05%	03/01/34	2,619	3,276

Pacific Rubiales Energy Corp.
5.13%	03/28/23	600	605	(a)
PacifiCorp
6.25%	10/15/37	1,169	1,560	(g)
Peabody Energy Corp.
6.25%	11/15/21	1,313	1,366
Penerbangan Malaysia Bhd
5.63%	03/15/16	480	538
Petrobras International Finance Co.
2.88%	02/06/15	1,215	1,240
3.50%	02/06/17	3,784	3,907
3.88%	01/27/16	1,175	1,230
Petroleos Mexicanos
5.50%	06/27/44	583	601
6.00%	03/05/20	1,190	1,404
6.50%	06/02/41	530	624
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	2,652	2,891
Petronas Capital Ltd.
5.25%	08/12/19	1,825	2,122	(a)
7.88%	05/22/22	300	417	(a)
Philip Morris International Inc.
2.50%	05/16/16	2,968	3,124
3.88%	08/21/42	1,461	1,356
4.13%	03/04/43	1,682	1,624
Plains Exploration & Production Co.
6.50%	11/15/20	1,621	1,791
PNC Bank NA
2.95%	01/30/23	6,437	6,399
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	800	1,074	(a)
Pride International Inc.
6.88%	08/15/20	1,638	2,054
Prudential Financial Inc.
5.20%	03/15/44	2,593	2,599
5.63%	05/12/41	1,523	1,734
5.63%	06/15/43	2,297	2,377	(h)
Range Resources Corp.
5.75%	06/01/21	2,660	2,853
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	3,677	4,063
Roche Holdings Inc.
6.00%	03/01/19	4,215	5,242	(a)
Rockies Express Pipeline LLC
3.90%	04/15/15	1,695	1,708	(a)
Rosneft Oil Company via Rosneft International Finance Ltd.
4.20%	03/06/22	800	793	(a)
Rowan Companies Inc.
5.40%	12/01/42	1,975	1,972
Royal Bank of Canada
1.20%	09/19/17	4,745	4,760
Royal Bank of Scotland Group PLC
6.40%	10/21/19	3,315	3,958
RSI Home Products Inc.
6.88%	03/01/18	3,211	3,259	(a)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.30%	12/27/17	2,000	2,120	(a)
6.00%	06/03/21	400	414	(a)
7.75%	05/29/18	3,050	3,561	(a)

Russian Railways via RZD Capital PLC
5.74%	04/03/17	2,575	2,831
Sabine Pass Liquefaction LLC
5.63%	02/01/21	1,857	1,927	(a)
Sanmina Corp.
7.00%	05/15/19	5,525	5,774	(a)
Sberbank of Russia Via SB Capital S.A.
4.95%	02/07/17	2,575	2,742	(a)
SCF Capital Ltd.
5.38%	10/27/17	3,200	3,308	(a)
Schlumberger Investment S.A.
2.40%	08/01/22	4,380	4,319	(a)
Seagate HDD Cayman
7.00%	11/01/21	336	365
Sealed Air Corp.
5.25%	04/01/23	1,419	1,424	(a)
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	400	432	(a)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	3,160	3,295	(a)
Smurfit Kappa Acquisitions
4.88%	09/15/18	3,466	3,535	(a)
Standard Chartered PLC
3.95%	01/11/23	3,212	3,199	(a)
State Oil Company of the Azerbaijan Republic
5.45%	02/09/17	1,800	1,917
Takeda Pharmaceutical Company Ltd.
1.63%	03/17/17	1,512	1,532	(a)
Talisman Energy Inc.
3.75%	02/01/21	1,683	1,750
6.25%	02/01/38	2,527	2,855
Teva Pharmaceutical Finance company BV
2.95%	12/18/22	2,583	2,590
Textron Inc.
6.20%	03/15/15	2,998	3,266
The ADT Corp.
2.25%	07/15/17	1,455	1,461	(a)
3.50%	07/15/22	2,007	2,001	(a)
4.88%	07/15/42	806	766	(a)
The Coca-Cola Co.
3.30%	09/01/21	3,279	3,552
The Dow Chemical Co.
4.38%	11/15/42	1,474	1,414
The Goldman Sachs Group Inc.
1.60%	11/23/15	2,896	2,923
2.38%	01/22/18	8,046	8,156
3.63%	01/22/23	3,862	3,889
6.75%	10/01/37	3,225	3,614
The Hertz Corp.
4.25%	04/01/18	2,236	2,278	(a)
The Korea Development Bank
3.25%	03/09/16	2,799	2,954	(g)
4.00%	09/09/16	1,627	1,771	(g)
The McClatchy Co.
9.00%	12/15/22	3,290	3,570	(a)
The Potomac Edison Co.
5.35%	11/15/14	1,520	1,628	(g)

The Williams Companies Inc.
3.70%	01/15/23	5,168	5,130
Time Warner Cable Inc.
4.50%	09/15/42	2,109	1,917
Tops Holding Corp.
8.88%	12/15/17	3,214	3,527	(a)
Total Capital Canada Ltd.
1.45%	01/15/18	3,212	3,241
Total Capital International S.A.
1.55%	06/28/17	8,214	8,348
TransAlta Corp.
4.50%	11/15/22	2,942	2,986
Transnet SOC Ltd.
4.50%	02/10/16	3,741	3,930	(a)
Transocean Inc.
3.80%	10/15/22	841	828
6.50%	11/15/20	841	972
Turlock Corp.
1.50%	11/02/17	4,423	4,436	(a)
2.75%	11/02/22	5,349	5,318	(a)
U.S. Bancorp
3.44%	02/01/16	5,157	5,489
Unit Corp.
6.63%	05/15/21	3,219	3,372
United Parcel Service Inc.
2.45%	10/01/22	2,930	2,913
United Rentals North America Inc.
5.75%	07/15/18	3,212	3,481
United Technologies Corp.
4.50%	06/01/42	2,294	2,445
UnitedHealth Group Inc.
2.88%	03/15/23	5,900	5,893
Vail Resorts Inc.
6.50%	05/01/19	4,174	4,479	(g)
Vale Overseas Ltd.
6.25%	01/11/16	1,873	2,094
Ventas Realty LP (REIT)
2.70%	04/01/20	3,372	3,383
Verizon Communications Inc.
2.45%	11/01/22	1,471	1,391
3.85%	11/01/42	2,312	2,000
Viacom Inc.
2.50%	12/15/16	3,921	4,085	(g)
Viasystems Inc.
7.88%	05/01/19	3,218	3,363	(a)
Visteon Corp.
6.75%	04/15/19	2,316	2,478
Weatherford International Inc.
6.35%	06/15/17	1,614	1,851
Weatherford International Ltd.
4.50%	04/15/22	3,033	3,124
5.95%	04/15/42	2,284	2,354
6.75%	09/15/40	844	930
Weingarten Realty Investors (REIT)
3.50%	04/15/23	2,021	2,011
WellPoint Inc.
1.88%	01/15/18	2,561	2,594
3.70%	08/15/21	802	847

Wells Fargo & Co.
3.45%	02/13/23	4,051	4,078
Windstream Corp.
6.38%	08/01/23	3,218	3,194	(a)
Woodside Finance Ltd.
4.50%	11/10/14	5,213	5,502	(a,g)
WPP Finance 2010
5.13%	09/07/42	984	969
WPX Energy Inc.
5.25%	01/15/17	3,212	3,365
Xstrata Finance Canada Ltd.
2.45%	10/25/17	3,967	4,021	(a,g)
4.00%	10/25/22	1,649	1,661	(a)
5.80%	11/15/16	2,518	2,867	(a,g)
Zhaikmunai LP Via Zhaikmunai International BV
7.13%	11/13/19	848	905	(a)
Zoetis Inc.
1.15%	02/01/16	1,688	1,691	(a)
1.88%	02/01/18	1,689	1,700	(a)
3.25%	02/01/23	1,688	1,712	(a)
			1,017,284
Non-Agency Collateralized Mortgage Obligations—5.4%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	260	292
5.68%	07/10/46	1,450	1,639
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	2,940	3,232
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	350	406
Banc of America Commercial Mortgage Trust 2008-1
6.19%	02/10/51	2,270	2,720
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	3,040	3,338	(g)
5.20%	11/10/42	3,110	3,334
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	3,064	3,274
5.40%	03/11/39	606	611	(g)
5.58%	04/12/38	2,750	3,049
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22
5.58%	04/12/38	1,690	1,857
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.89%	06/11/50	2,460	2,840
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18
6.09%	06/11/50	3,450	3,910
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	1,520	1,513
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	1,600	1,718
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	4,280	4,797
Commercial Mortgage Pass-Through Certificates Series 2006-C5
5.34%	12/15/39	1,730	1,904
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	3,460	3,763
Credit Suisse First Boston Mortgage Securities Corp.
5.29%	10/25/35	1,213	23
CSMC Mortgage-Backed Trust Series 2006-1
5.43%	02/25/36	258	—	**

GS Mortgage Securities Corp. II
2.41%	11/10/45	7,830	1,188
2.80%	11/08/29	1,730	1,731	(a,h)
3.00%	08/10/44	3,010	3,192	(g)
3.55%	04/10/34	1,720	1,809	(a)
5.31%	08/10/44	1,470	1,709	(a)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	5,980	6,737
Impac CMB Trust Series 2004-5
2.00%	10/25/34	2,275	2,173	(c,g,h)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.96%	12/15/47	10,313	1,247	(h)
4.27%	06/15/45	4,370	4,769
4.43%	12/15/47	1,770	1,730	(a,h)
5.04%	03/15/46	1,720	1,829	(g)
5.34%	08/12/37	4,251	4,558	(g)
5.44%	05/15/45 - 06/12/47	7,120	8,039	(g)
5.79%	02/12/51	4,230	4,921	(g)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
5.81%	06/15/49	6,400	7,349
LB Commercial Mortgage Trust 2007-C3
5.86%	07/15/44	3,370	3,884
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	2,230	2,406
5.16%	02/15/31	2,970	3,269
5.87%	06/15/38	1,460	1,656
24.25%	12/15/39	24,527	238	(a,c)
MASTR Alternative Loans Trust
5.00%	08/25/18	580	50	(f,k)
Merrill Lynch
5.49%	07/12/46	1,450	1,366
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	4,580	5,140
Morgan Stanley Bank of America Merrill Lynch Trust
4.17%	12/15/48	2,080	1,877	(a)
Morgan Stanley Capital I Trust 2005-TOP17
4.84%	12/13/41	4,900	5,095
Morgan Stanley Capital I Trust 2006-IQ11
5.68%	10/15/42	2,300	2,046	(g)
Morgan Stanley Capital I Trust 2006-TOP21
5.16%	10/12/52	3,500	3,844	(g)
5.27%	10/12/52	2,590	2,810
Morgan Stanley Capital I Trust 2006-TOP23
5.82%	08/12/41	1,190	1,358	(g)
Morgan Stanley Capital I Trust 2007-IQ16
6.09%	12/12/49	3,450	4,010
Morgan Stanley Capital I Trust 2008-TOP29
6.28%	01/11/43	1,525	1,814	(g)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	1,510	1,719	(a)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	2,600	2,888	(g)
Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.60%	10/15/48	4,710	5,275
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.34%	11/15/48	4,020	4,526
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	730	777

Wells Fargo Mortgage Backed Securities Trust
5.50%	03/25/36	1,566	20
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	1,690	1,790	(a)
			155,059
Sovereign Bonds—1.8%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	500	564	(a)
6.37%	06/16/18	2,252	2,601
Gabonese Republic
8.20%	12/12/17	2,357	2,852
Government of Chile
3.63%	10/30/42	1,176	1,087
Government of Colombia
4.38%	07/12/21	700	783
Government of Croatia
6.38%	03/24/21	2,500	2,689	(a,g)
Government of Dominican Republic
7.50%	05/06/21	1,000	1,118	(a,g)
Government of El Salvador
7.65%	06/15/35	1,130	1,296	(a,g)
Government of Guatemala
4.88%	02/13/28	700	684	(a)
Government of Hungary
4.13%	02/19/18	1,284	1,226
4.75%	02/03/15	395	396
6.25%	01/29/20	1,422	1,452
7.63%	03/29/41	130	133	(g)
Government of Indonesia
4.88%	05/05/21	800	876	(a)
11.63%	03/04/19	247	358	(a)
Government of Israel
3.15%	06/30/23	1,726	1,710
4.50%	01/30/43	1,280	1,230
Government of Lebanon
4.00%	12/31/17	156	155
5.15%	11/12/18	518	515
6.10%	10/04/22	518	523
Government of Lithuania
6.13%	03/09/21	50	59	(a)
6.75%	01/15/15	1,100	1,191	(a)
Government of Mexico
4.75%	03/08/44	2,238	2,322
5.75%	10/12/49	524	575
6.05%	01/11/40	600	743
Government of Mongolia
5.13%	12/05/22	200	186	(a)
Government of Namibia
5.50%	11/03/21	600	663	(a)
Government of Panama
6.70%	01/26/36	404	538	(g)
Government of Peru
6.55%	03/14/37	1,624	2,201
7.35%	07/21/25	500	706
Government of Philippines
4.00%	01/15/21	1,200	1,326
6.38%	01/15/32	1,800	2,324

Government of Poland
3.00%	03/17/23	493	477
5.00%	03/23/22	1,588	1,814
6.38%	07/15/19	268	329
Government of Romania
4.38%	08/22/23	964	944	(a)
6.75%	02/07/22	1,106	1,287	(a)
Government of Serbia Republic
7.25%	09/28/21	800	886	(a)
Government of South Africa
6.25%	03/08/41	500	606
Government of Sri Lanka
7.40%	01/22/15	700	745	(a,g)
Government of Turkey
3.25%	03/23/23	850	801
5.13%	03/25/22	1,000	1,100
6.88%	03/17/36	533	657
Government of Ukraine
6.25%	06/17/16	1,000	979	(a)
Government of Uruguay
6.88%	09/28/25	473	624
Government of Vietnam
1.26%	03/12/16	136	126	(h)
Government of Zambia
5.38%	09/20/22	850	844	(a)
Republic of Serbia
5.25%	11/21/17	2,600	2,678	(a)
Russian Foreign Bond - Eurobond
3.25%	04/04/17	2,400	2,511	(a)
7.50%	03/31/30	413	512	(i)
			53,002
Municipal Bonds and Notes—0.5%
American Municipal Power Inc.
6.27%	02/15/50	2,105	2,515	(g)
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369	2,801
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880	1,012
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095	4,089
South Carolina State Public Service Authority
6.45%	01/01/50	1,495	1,941
State of California
5.70%	11/01/21	2,075	2,517
			14,875
FNMA—0.0%*
Lehman TBA
5.50%	TBA	1,893	—	**(b,j,l)
Total Bonds and Notes (Cost $2,747,208)			2,796,439

		Principal Amount	Fair Value
Short-Term Investments—18.7%
Time Deposit—2.3%
State Street Corp.
0.01%	04/01/13	$65,519	$65,519	(d)
Federal Agencies—13.2%
Federal Home Loan Bank Discount Notes
0.00%	04/03/13	71,489	71,489	(c)
0.03%	05/01/13	50,000	49,997	(c)
0.08%	04/19/13	15,000	15,000	(c)
0.09%	06/19/13	70,000	69,990	(c)
0.11%	08/16/13	48,800	48,785	(c)
0.13%	04/17/13	25,000	24,999	(c)
Federal Home Loan Mortgage Corp. Discount Notes
0.12%	09/16/13	100,000	99,957	(c)
			380,217
U.S. Treasuries—3.1%
U.S. Treasury Bills
0.10%	06/06/13	90,000	89,988	(c)
Total Short-Term Investments (Cost $535,680)			535,724
Total Investments (Cost $3,282,888)			3,332,163
Liabilities in Excess of Other Assets, net—(16.0)%			(460,290)

NET ASSETS—100.0%			$2,871,873

Other Information:

The Fund had the following long futures contracts open at March 31, 2013 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
2 Yr. U.S. Treasury Note Futures	June 2013	1,269	$279,755	$2
5 Yr. U.S. Treasury Note Futures	June 2013	741	91,925	58

				$60

The Fund had the following short futures contracts open at March 31, 2013 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation / (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2013	889	$(140,101)	$373
10 Yr. U.S. Treasury Note Futures	June 2013	1,612	(212,759)	(907)
30 Yr U.S. Treasury Bond Futures	June 2013	277	(40,018)	(325)

				$(859)

				$(799)

Notes to Schedules of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to $317,371,or 11.05% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees. (Unaudited)

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	At March 31, 2013 , all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(h)	Variable or Floating rate security. The stated rate represents the rate at March 31, 2013.

(i)	Step coupon bond. Security becomes interest bearing at a future date.

(j)	Securities in default.

(k)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(l)	Fair Valued Securities

*	Less than 0.05%.
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of March 31, 2013 .

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2013:

(Dollars in thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$693,671	$—	$693,671
	Agency Mortgage Backed	—	821,231	—	821,231
	Agency CMOs	—	30,736	—	30,736
	Asset Backed	—	10,581	—	10,581
	Corporate Notes	—	1,017,284	—	1,017,284
	Non-Agency CMOs	—	155,059	—	155,059
	Sovereign Bonds	—	53,002	—	53,002
	Municipal Notes and Bonds	—	14,875	—	14,875
	Short-Term Investments	—	535,724	—	535,724

	Total Investments in Securities	$—	$3,332,163	$—	$3,332,163

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$433	$—	$—	$433
	Futures Contracts—Unrealized Depreciation	(1,232)	—	—	(1,232)

	Total Other Financial Instruments	$(799)	$—	$—	$(799)

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2013, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
GE S&S Income Fund	$3,288,062	$58,621	$(14,520)	$44,101

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: May 24, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, GE S&S Funds

Date: May 24, 2013